Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

May 3, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Travelers Series Fund Inc.—
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14
File Nos. 333-12432, 811-08372

Ladies and Gentlemen:

On behalf of Travelers Series Fund Inc. (the “Company”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Company’s Registration Statement on Form N-14. The Registration Statement, which was filed on April 26, 2005, relates to the proposed acquisition by the newly formed Social Awareness Stock Portfolio (the “Acquiring Fund”) of the Company of all of the assets and liabilities of the Social Awareness Stock Portfolio (the “Acquired Fund” and together with the Acquiring Fund, the “Funds”), a series of The Travelers Series Trust (the “Trust”), in exchange for shares of common stock of the Acquiring Fund (the “Reorganization”). The Acquiring Fund is a newly organized, “shell” portfolio of the Company that was formed to acquire the assets and liabilities of the Acquired Fund in the Reorganization.

The Amendment is being filed to incorporate by reference the Acquired Fund’s prospectus and statement of additional information (“SAI”) dated May 2, 2005 and its annual report for the year ended December 31, 2004 (File Nos. 33-75644, 811-08372). The Amendment also includes revised fee and expense information for the Acquired Fund as of the fiscal year ended December 31, 2004 and on a pro forma basis for the Acquiring Fund, the consents of the Company’s and the Trust’s independent registered public accounting firm and forms of Investment Advisory and Administration Agreements for the Acquiring Fund. The Acquiring Fund’s prospectus and SAI were filed on April 13, 2005 pursuant to Rule 485(a)(2) under the 1933 Act as part of Post-Effective Amendment No. 24 to the Company’s registration statement (File Nos. 33-75644, 811-08372). The Company expects to file later this week Post-Effective Amendment No. 25 to its registration statement on Form N-1A to complete the disclosure about the Acquiring Fund in its prospectus and SAI.

As previously described to the Staff, the Reorganization is part of the series of transactions (the “MetLife Transaction”) under which the life insurance and annuity businesses (collectively, “Travelers Life & Annuity”) of Citigroup Inc. (“Citigroup”) are being acquired by MetLife, Inc. (“MetLife”). The Acquiring Fund will be substantially identical to the Acquired Fund in terms of its investment objectives, policies and restrictions, its fees and expenses, and its investment adviser and other service providers. The principal differences between the two funds detailed in the Prospectus/Proxy Statement included in the Amendment are the identity of the Trust Board and the Fund Board and the fact that the Trust and the Fund are organized in different jurisdictions. In their approval of the Reorganization, the Trust Board concluded that these differences would not have a material adverse effect on the Acquired Fund’s shareholders.

As discussed with Harry Eisenstein of the SEC Staff, the Company intends to request the SEC Staff to make the Amendment and Post-Effective Amendment No. 25 on Form N-1A effective on the same day so that the Prospectus/Proxy Statement may be accompanied by an effective prospectus for the Acquiring Fund. The Company will request effectiveness on May 26, 2005 or as soon as possible thereafter, so that the Trust will have sufficient time to solicit shareholder votes for the meeting to approve the Reorganization, which is scheduled to be held on June 29, 2005. The Reorganization and the reorganizations for the other Company portfolios are scheduled to close on June 30, 2005, the closing date for the MetLife Transaction.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP
Marc De Oliveira, Esq., Citigroup Asset Management
Harry Eisenstein, Esq., Division of Investment Management, SEC